Balance Sheets - USD ($)	Nov. 30, 2022	Nov. 30, 2021
Current assets:
Cash	$ 1,172,581	$ 50,000
Due from Sponsor	13,000
Deferred offering costs		85,000
Other current assets	9,043
Total current assets	1,194,624	135,000
Cash and marketable securities held in Trust Account	88,102,610
Total assets	89,297,234	135,000
Current liabilities:
Accounts payable and accrued expenses	376,541
Accrued offering costs		40,000
Advances from related parties		75,000
Total current liabilities	376,541	115,000
Deferred underwriting compensation	3,018,750
Total liabilities	3,395,291	115,000
Commitments and contingencies (Note 6):
Temporary equity:
Class A common stock subject to possible redemption; 8,625,000 and 0 shares (at approximately $10.20 per share) as of November 30, 2022 and November 30, 2021, respectively	88,102,610
Stockholders’ (deficit) equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		24,784
Accumulated deficit	(2,032,532)	(5,000)
Total stockholders’ (deficit) equity	(2,032,269)	20,000
Total liabilities and stockholders’ (deficit) equity	89,297,234	135,000
Common Class A [Member]
Temporary equity:
Class A common stock subject to possible redemption; 8,625,000 and 0 shares (at approximately $10.20 per share) as of November 30, 2022 and November 30, 2021, respectively	87,934,212
Stockholders’ (deficit) equity:
Common stock value	47
Common Class B [Member]
Stockholders’ (deficit) equity:
Common stock value	$ 216	$ 216